COMMITMENTS AND CONTINGENCIES (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Supply and open orders commitment	$ 41,561
Subcontractors advances	$ 9,914